TAXATION - Effective Income tax reconciliation (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
TAXATION
Statutory tax rate	25.00%	25.00%	25.00%
Effect of different tax rate of subsidiary operation in other jurisdiction	(7.30%)	(2.40%)	(1.80%)
Changes in valuation allowance	(20.70%)	(26.00%)	(24.70%)
Super deduction of research and development expenses	3.90%	3.40%	2.40%
Expired tax loss	(0.20%)
True up	(0.20%)
Other expenses not deductible for tax purposes	(0.20%)	0.50%	0.50%
Effective tax rate	0.30%	0.50%	1.40%